UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
NUVEEN UNIT TRUST, Series 5100
333 West Wacker Drive
Chicago, IL. 60606


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
BAND 15M SEP 00, BAND 5Y  SEP 00, FOPTC 15M SEP00, FOPTC 5YR SEP00,
 LGCY 15M SEP00, LGCY 5YR SEP00, NS 15M SEP 2000, NS 5YR SEP 2000

3. Investment Company Act File Number: 333-44896


   Securities Act File Number: 811-08103


4(a). Last day of the fiscal year which this Form is filed:

September 30, 2001

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:
   (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$87,942,324.31

   (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$12,970,185.89

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$0.00

   (iv)  Total available redemption credits [add 5(ii) and 5(iii)]:

$12,970,185.89

   (v) Net sales -- if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:

$74,972,138.42

   (vi) Redemption credits available for use in future years, if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:

$0.00

   (vii) Multiplier for determining registration fee:

 .000239

   (viii) Registration fee due [multiply 5(v) by item 5(vii)]:

$17,918.34

6. Prepaid shares
   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
            0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
            0.

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year:

$0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7:

$17,918.34

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

December 03, 2001

   Method of Delivery:

        [ ] Wire Transfer
        [ ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By /S/ Gifford R. Zimmerman

        Gifford R. Zimmerman
        Vice President


Date: December 03, 2001